Average number of employees (Tables)	12 Months Ended
Dec. 31, 2022
Number and average number of employees [abstract]
Summary of average number of employees

	Subsidiaries and joint operations			Equity accounted units (Rio Tinto share)
	2022	2021	2020	2022	2021	2020
Principal locations of employment:
Australia and New Zealand	23,829	21,861	20,482	704	648	634
Canada	13,344	12,270	11,814	—	—	—
UK	202	189	172	—	—	—
Europe	994	1,003	1,020	—	—	—
Africa	2,797	2,484	2,559	1,218	1,253	1,214
US	3,655	3,471	3,543	—	—	—
Mongolia	4,175	3,513	3,465	—	—	—
South America	286	213	220	1,383	1,353	1,293
India	396	354	324	—	—	—
Singapore	454	450	456	—	—	—
Other countries(a)	289	283	278	—	—	—
Total	50,421	46,091	44,333	3,305	3,254	3,141
(a) “Other countries” primarily includes employees in the Middle East (excluding Oman which is included in Africa), and other countries in Asia which are not shown separately in the table above.